UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2014

(Unaudited)

PSG TACTICAL GROWTH FUND

MANAGER COMMENTARY

SEPTEMBER 30, 2014 (UNAUDITED)

Dear Shareholder:

For the 12 month period ending, September 30, 2014, the PSG Tactical Growth Fund (the “Fund”) had positive returns of 5.81%.The Fund outperformed its benchmark, the HFRX Absolute Return Index (the “Index”), which had returns of 3.54% during the past 12 months. The Fund’s out performance is primarily attributable to advisor industry analysis and stock selection.

We believe that at times volatility may be an investor’s best friend.  The Fund’s investment in Apple, Inc. is an example of this.  Nearly 18 months ago we began to buy the stock of Apple, Inc.  This was after watching the price go from nearly $100 per share down to less than $60 per share (note: prices are split adjusted) which represented a loss of over $225 billion in market cap!  During this period Apple went from one of the most loved investment stories to a very controversial investment.  This was when we became interested.

In our opinion, the fundamentals did not justify such a radical sell-off in price.  We believed that fundamentals remained strong as product upgrade cycles would lead to continuing growth in revenue and earnings.  In addition, the valuation of Apple’s stock was compelling and management became more shareholder friendly as it agreed to raise the dividend and increase share repurchases.

Over the past several months as Apple’s stock rebounded in price and recently hit an all-time high above $100 per share, we trimmed back the position.  The lesson is simple.  Investors’ short term behavior (greed and fear)  sometimes causes asset prices to significantly differ from intrinsic value.  Disciplined investors may use this irrational behavior to their advantage.

This brings us back to the Fund’s current portfolio.  We believe that similar to Apple, Inc., investors’ worries are now impacting several of our portfolio holdings.  Many issues currently dominate the news including Russia’s stand-off with the Ukraine, the risk of the European economy slipping back into recession, the strong US dollar and Ebola possibly becoming a full blown pandemic.  We are comfortable with the near term volatility in the Fund and remain focused on the long term value of the Fund’s underlying holdings.

Our exposure to the energy sector negatively impacted the Fund’s performance in the 3rd quarter. During the 3rd quarter of 2014, the Fund experienced a loss of 4.12%. The price of oil weakened materially over the quarter due to supply vs. demand fundamentals, technical factors and the strong dollar.  We believe that many of our energy related holdings are trading at significant discounts to underlying value.

For example, the Fund’s largest equity holding, BP p.l.c., is down over 24% from its 52 week high.  We remain confident that cash flows from operations and cash on hand more than adequately cover any remaining liabilities from the Gulf of Mexico oil spill.  BP has a high quality balance sheet that should allow it to ride out fluctuations in energy prices.  BP is committed to returning cash to shareholders and is buying back stock.  Currently the yield is over a 5%.  Going forward, we expect management to continue to raise the

PSG TACTICAL GROWTH FUND

MANAGER COMMENTARY (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

dividend and repurchase stock.  We believe that the intrinsic value of BP p.l.c. is much higher than the current share price.  While we wait for others to realize that the market is too pessimistic on the company, we will continue to collect an above average dividend.

Sincerely,

Jonathan Giordani

Portfolio Manager

Performance data represents past performance, which is not indicative of future performance.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted.  Investors should consider the investment objectives, risks, charges and expenses of investing in the Fund carefully before investing. The Fund’s Prospectus and Statement of Additional Information (“SAI”) contain this and other information about the Fund. The Prospectus and SAI are available upon request by visiting www.psgfunds.com or by calling 1-855-866-9825. The Prospectus should be read carefully before investing.”

PSG TACTICAL GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF 9/30/2014

	Six Months	1 Year	Since Inception *	Ending Value
PSG Tactical Growth Fund	(0.64)%	5.81%	3.75%	$ 10,930
HFRX Absolute Return Index	0.48%	3.54%	2.48%	$ 10,609

PSG Tactical Growth Fund
HFRX Absolute Return Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
May-12
Jun-12
Jul-12
Aug-12
Sep-12
Oct-12
Nov-12
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14

* Date of commencement of investment operations (May 1, 2012).

This chart assumes an initial investment of $10,000 made on 5/1/2012 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (855)-866-9825.

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

Financial Services 12.03%
Healthcare 9.49%
Industrials 0.37%
Preferred Stock 6.16%
Real Estate 0.73%
Real Estate Investment Trusts 4.57%
Technology 4.36%
Basic Materials 5.52%
Cash Equivalents 16.13%
Closed-End Mutual Funds 10.33%
Communication Services 2.55%
Consumer Cyclical 4.74%
Consumer Defensive 6.12%
Corporate Bonds 2.00%
Energy 9.34%
Exchange Traded Funds 5.56%

Per the fee table in the August 1, 2014 prospectus, the Fund’s total annual operating expense ratio was 2.67%.

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

COMMON STOCK - 56.38%

Agricultural Chemicals - 0.56%
3,769	Potash Corp. of Saskatchewan, Inc. (Canada)	$ 130,257

Application Software - 0.51%
3,130	Oracle Corp.	119,816

Beverages - 0.69%
647	Crimson Wine Group, Ltd. *	5,933
976	Diageo Plc. (United Kingdom)	112,630
1,869	Pernod-Ricard SA ADR	41,903
		160,466
Cable & Other Pay Television Services - 1.33%
8,883	SoftBank Corp. ADR	310,550

Cigarettes - 0.55%
2,798	Altria Group, Inc. (a)	128,540

Crude Petroleum & Natural Gas - 4.32%
2,154	Anadarko Petroleum Corp.	218,502
11,905	Chesapeake Energy Corp.	273,696
2,976	Occidental Petroleum Corp.	286,142
3,521	Total SA ADR	226,928
		1,005,268
Drilling Oil & Gas Wells - 0.68%
4,958	Transocean Ltd. (Switzerland)	158,507

Electronic Computers - 1.02%
2,349	Apple, Inc. (a)	236,662

Fire, Marine & Casualty Insurance - 5.77%
537	Alleghany Corp. *	224,547
10,981	American International Group, Inc. (a)	593,194
663	Fairfax Financial Holdings Ltd. (Canada) (a) *	295,837
5,527	Loews Corp. (a)	230,255
		1,343,833
Functions Related to Depository Banking - 0.20%
4,952	Banco Santander, SA ADR	47,044

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

Gold & Silver Ores - 0.04%
975	Sibanye Gold Ltd. ADR	$ 8,268

Hospital & Medical Service Plans - 2.42%
1,524	Aetna, Inc.	123,444
1,305	Cigna Corp.	118,350
2,678	WellPoint, Inc.	320,342
		562,136
Household Audio & Video Equipment - 0.49%
6,376	Sony Corp. (Japan)	115,023

Insurance Agents, Brokers & Services - 2.07%
1,386	Aon Plc. Class A (United Kingdom)	121,511
332	Markel Corp. (a) *	211,202
3,580	Willis Group Holdings Plc. (United Kingdom)	148,212
		480,925
Lumber & Wood Products - 1.42%
13,837	Leucadia National Corp. (a)	329,874

Malt Beverages - 0.10%
103	Boston Beer, Inc. Class A (a) *	22,841

Mining & Quarrying of Nonmetallic Minerals - 0.45%
8,388	Cloud Peak Energy, Inc. (a) *	105,856

Motor Vehicles & Passenger Car Bodies - 2.04%
14,831	General Motor Co. (a)	473,702

National Commercial Banks - 1.53%
20,938	Bank of America Corp.	356,993

Oil & Gas Field Machinery & Equipment - 1.74%
2,931	National Oilwell Varco, Inc.	223,049
5,994	NOW, Inc. *	182,278
		405,327
Operators of Nonresidential Buildings - 0.74%
8,820	Forest City Enterprises, Inc. Class A *	172,519

Packaged Foods - 0.36%
1,148	Nestle ADR	84,527

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

Paper Mills - 0.85%
2,780	MeadWestvaco Corp.	$ 113,813
5,369	Resolute Forest Products, Inc. (Canada) *	83,971
		197,784
Perfumes, Cosmetics & Other Toilet Preparations - 0.49%
8,988	Avon Products, Inc.	113,249

Petroleum Refining - 2.80%
14,811	BP Plc. ADR (a)	650,943

Pharmaceutical Preparations - 5.75%
2,695	AstraZeneca Plc. ADR (a)	192,531
1,135	Johnson & Johnson (a)	120,980
1,778	Novartis AG ADR	167,363
4,219	Sanofi ADR	238,078
4,368	Teva Pharmaceutical Industries Ltd. ADR	234,780
2,924	Valeant Pharmaceuticals International, Inc. (Canada) *	383,629
		1,337,361
Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass) - 0.51%
3,628	Rayonier Advanced Materials, Inc.	119,397

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.49%
6,626	The Dow Chemical Co.	347,467

Primary Smelting & Refining of Nonferrous Metals - 0.83%
11,694	Horsehead Holding Corp. *	193,302

Radio & TV Broadcasting & Communications Equipment - 1.52%
2,452	QUALCOMM, Inc.	183,336
5,194	Vodafone Group Plc. ADR	170,831
		354,167
Regional Banks-Europe - 0.25%
1,800	BNP Paribas SA (France)	59,256

Retail-Auto Dealers & Gasoline Stations - 0.51%
2,566	CarMax, Inc. *	119,191

Retail-Drug Stores & Proprietary Stores - 0.00%
7	Walgreen Co.	415

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

Retail-Eating Places - 0.27%
382	Panera Bread Co. Class A *	$ 62,159

Retail-Family Clothing Stores - 0.38%
1,500	The TJX Companies, Inc.	88,755

Retail-Grocery Stores - 0.51%
3,101	Whole Foods Market, Inc.	118,179

Retail-Variety Stores - 0.84%
3,480	Dollar Tree, Inc. *	195,124

Security Brokers, Dealers & Flotation Companies - 1.52%
12,785	Credit Suisse Group AG ADR	353,377

Semiconductors & Related Devices - 1.64%
11,110	Micron Technology, Inc. *	380,629

Services-Business Services - 1.61%
2,150	eBay, Inc. *	121,755
1,000	Sotheby's Class A	35,720
13,503	The Western Union Co.	216,588
		374,063
Services-Detective, Guard & Armored Car Services - 0.38%
1,860	Allegion Plc. (Ireland)	88,610

Services-Miscellaneous Health & Allied Services - 1.52%
4,851	DaVita Healthcare Partners, Inc. *	354,802

Services-Motion Picture & Video Tape Production - 0.47%
4,048	DreamWorks Animation, Inc. Class A *	110,389

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.47%
1,295	Procter & Gamble Co.	108,443

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.90%
2,773	POSCO ADR	210,471

Telephone Communications - 0.53%
8,777	MagicJack VocalTec Ltd. (Israel) *	86,453
2,456	Telefonica SA ADR	37,749
		124,202

* Represents non-income producing security.

 ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

Wholesale-Chemicals & Allied Products - 0.48%
1,066	Ashland, Inc.	$ 110,971

Wholesale-Groceries & Related Products - 0.83%
5,070	Sysco Corp. (a)	192,406

TOTAL COMMON STOCK (Cost $11,404,757) - 56.38%		13,124,046

CLOSED-END MUTUAL FUNDS - 10.55%
16,666	BlackRock MuniAssets Fund, Inc.	218,825
6,445	BlackRock MuniYield Fund, Inc.	91,455
5,300	BlackRock Virginia Municipal Bond Trust	83,566
2,465	ClearBridge Energy MLP Opportunity Fund, Inc.	60,146
16,084	DSW Municipal Income Trust	212,148
13,362	John Hancock Preferred Income Fund II	267,641
6,511	Nuveen Dividend Advantage Municipal Fund	90,112
11,489	Nuveen Dividend Advantage Municipal Income Fund	162,110
10,744	Nuveen Municipal Advantage Fund, Inc.	144,937
10,023	Nuveen Quality Income Municipal Fund, Inc.	137,215
9,685	PIMCO Corporate Opportunity Fund	165,226
8,302	PIMCO Dynamic Credit Income Fund	186,546
5,197	PIMCO Dynamic Income Fund	164,017
5,700	PIMCO Income Opportunity Fund	157,263
12,865	PIMCO Income Strategy Fund II	135,468
22,350	Templeton Global Income Fund, Inc.	177,682
TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,403,414) - 10.55%		2,454,357

CORPORATE BONDS - 2.04%
50,000	Clear Channel Communications, Inc. 9.00%, 03/01/21	49,750
70,000	First Data Corp. 12.625%, 01/15/21	83,825
77,000	Nuveen Investments, Inc. 5.50%, 09/15/15	79,310
274,000	Sprint Capital Corp. 6.875%, 11/15/28	261,670
TOTAL CORPORATE BONDS (Cost $454,558) - 2.04%		474,555

EXCHANGE TRADED FUNDS - 5.68%
13,985	iShares MSCI Japan Index	164,603
5,686	ProShares UltraShort QQQ *	252,174
9,100	ProShares UltraShort S&P500 *	224,497
3,929	SPDR Gold Shares *	456,589
5,911	SPDR S&P Regional Banking ETF	223,790
TOTAL EXCHANGE TRADED FUNDS (Cost $1,440,734) - 5.68%		1,321,653

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares/Principal		Value

PREFERRED STOCK - 6.29%
4,535	Ally Financial PFD, Series A, 8.50%, Perpetual 5/15/16	$ 122,128
6,913	American Realty Capital Properties, Inc., Series F, 6.70%, 12/31/49	159,829
4,710	BB&T Corp., Series E, 5.625%, 12/31/49	108,989
2,000	Citigroup Cap XIII 7.875%, 10/30/40	53,840
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	102,871
2,172	ING Group NV 7.05%, 12/31/49	55,299
3,167	JP Morgan Chase Capital XXIX 6.70%, 04/02/40	80,949
4,507	Kimco Realty Corp., Series I, 6.00% 12/31/49	112,450
6,234	Metlife, Inc., Series B, 6.50%, Perpetual 6/19/14 (a)	159,715
6,544	Public Storage, Series W, 5.20%, Perpetual 1/16/18	147,764
2,900	Qwest Corp. NT 7.375%, 6/01/51	75,458
4,136	United States Cellular Corp. 6.95%, 5/15/60	104,641
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual 12/31/49	73,353
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	106,909
TOTAL PREFERRED STOCK (Cost $1,463,682) - 6.29%		1,464,195

REAL ESTATE INVESTMENT TRUST - 4.67%
7,369	American Capital Agency Corp.	156,591
46,783	American Realty Capital Properties, Inc.	564,203
2,542	American Tower Corp.	238,007
11,911	Annaly Capital Management, Inc. (a)	127,209
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,124,073) - 4.67%		1,086,010

SHORT-TERM INVESTMENTS - 16.47%
3,832,000	Fidelity Institutional Treasury Only Money Market Class I 0.01% **	3,832,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,832,000) - 16.47%		3,832,000

TOTAL INVESTMENTS (Cost $22,123,218) - 102.08%		$ 23,756,816

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.08)%		(483,470)

NET ASSETS - 100.00%		$ 23,273,346

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2014.

(a) All or a portion of this security is held as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

COMMON STOCK

General Building Contractors - Residential Buildings
1,492	Lennar Corp. Class A	$ 57,934

Motor Vehicles & Passenger Car Bodies
1,000	Tesla Motors, Inc. *	242,680

Operative Builders
2,686	DR Horton, Inc.	55,117
3,100	PulteGroup, Inc.	54,746
		109,863
Services-Business Services
860	Athenahealth, Inc. *	113,253
1,000	Zillow, Inc. Class A *	115,990
		229,243
Wholesale -Drugs, Proprietaries & Druggists' Sundries
2,000	Nu Skin Enterprises, Inc. Class A	90,060

TOTAL COMMON STOCK (Proceeds $745,434)		729,780

EXCHANGE TRADED FUNDS
2,642	iShares MSCI Emerging Markets Index	109,802
1,780	iShares Nasdaq Biotechnology	487,061
6,151	iShares Russell 2000 Index	672,612
2,380	PowerShares QQQ	235,120
1,047	ProShares Ultra QQQ	131,629
3,435	ProShares Ultra S&P 500	404,265
363	SPDR S&P 500	71,518
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,826,579)		2,112,007

TOTAL SECURITIES SOLD SHORT (Proceeds $2,572,013)		$ 2,841,787

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $22,123,218)	$23,756,816
Cash	14,502
Cash with Broker for Securities Sold Short	2,953,082
Receivables:
Dividends and Interest	45,626
Portfolio Securities Sold	202,605
Shareholder Purchases	45,070
Prepaid Expenses	8,802
Total Assets	27,026,503
Liabilities:
Securities Sold Short, at Value (Proceeds $2,572,013)	2,841,787
Payables:
Advisory Fees	24,225
Distribution (12b-1) Fees	21,853
Portfolio Securities Purchased	845,416
Shareholder Redemptions	158
Dividend and Interest Expense on Short Positions	0
Accrued Expenses	19,718
Total Liabilities	3,753,157
Net Assets	$23,273,346

Net Assets Consist of:
Paid In Capital	$21,694,957
Net Investment Income	251,071
Accumulated Realized Loss on Investments	(36,506)
Unrealized Appreciation in Value of Investments	1,363,824
Net Assets	$23,273,346

Shares Outstanding (Unlimited shares authorized with no par value)	2,130,193

Net Asset Value, Offering and Redemption Price Per Share	$ 10.93

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $6,220)	$ 301,904
Interest	29,494
Total Investment Income	331,398

Expenses:
Advisory Fees (Note 4)	143,306
Transfer Agent & Accounting Fees	15,693
Distribution (12b-1) Fees (Note 4)	28,661
Registration Fees	3,009
Audit Fees	7,772
Insurance Fees	3,966
Miscellaneous Fees	1,745
Custodial Fees	2,707
Legal Fees	13,020
Trustee Fees	4,346
Printing and Mailing	1,138
Interest Expense	34,561
Dividend Expense	17,930
Total Expenses	277,854
Fees Recouped by the Advisor (Note 4)	3,928
Net Expenses	281,782

Net Investment Income	49,616

Realized Gain/(Loss) on:
Investments in Securities	599,561
Investments in Options	(26,627)
Options Written	6,327
Securities Sold Short	(367,926)
Net Realized Gain on Investments	211,335

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(677,568)
Options Written	11,291
Securities Sold Short	212,236
Net Change in Unrealized Depreciation	(454,041)

Net Realized and Unrealized Loss on Investments	(242,706)

Net Decrease in Net Assets Resulting from Operations	$ (193,090)

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2014	3/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 49,616	$ 213,337
Net Realized Gain on Investments	211,335	30,932
Change in Unrealized Appreciation (Depreciation) on Investments	(454,041)	1,130,714
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,090)	1,374,983

Capital Share Transactions (Note 5)	2,290,172	2,901,531

Total Increase in Net Assets	2,097,082	4,276,514

Net Assets:
Beginning of Period	21,176,264	16,899,750

End of Period (including accumulated net investment income (loss) of $251,071 and $201,455, respectively).	$ 23,273,346	$ 21,176,264

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended		Year Ended	Period Ended

					(a)
	9/30/2014		3/31/2014	3/31/2013

Net Asset Value, at Beginning of Period	$ 11.00		$ 10.22	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.02		0.12	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.66	0.27
Total from Investment Operations	(0.07)		0.78	0.22

Redemption Fees	0.00		0.00	0.00	†

Net Asset Value, at End of Period	$ 10.93		$ 11.00	$ 10.22

Total Return **	(0.64)%	(b)	7.63%	2.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,273		$ 21,176	$ 16,900
Before Waiver/Recoupment
Ratio of Expenses to Average Net Assets	2.42%	(c)	2.46%	2.28%	(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	(c)	1.95%	2.14%	(c)
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net Assets	0.46%	(c)	0.51%	0.14%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	(c)	1.22%	(0.74)%	(c)
After Waiver/Recoupment
Ratio of Expenses to Average Net Assets	2.46%	(c)	2.51%	2.14%	(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.00%	(c)	2.00%	2.00%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	(c)	1.17%	(0.60)%	(c)
Portfolio Turnover	37.49%	(b)	52.58%	41.58%	(b)

(a) For the period May 1, 2012 (commencement of investment operations) through March 31, 2013.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any.

† Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, as a Delaware Statutory Trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date.  The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a regional bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, investments are generally valued by the pricing service at their last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

For options and futures contracts, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options and futures contracts listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken in open tax years (2013 - 2014) or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2014, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2014:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 13,124,046	$ -	$ -	$ 13,124,046
Closed-End Mutual Funds	2,454,357	-	-	2,454,357
Corporate Bonds	-	474,555	-	474,555
Exchange Traded Funds	1,321,653	-	-	1,321,653
Preferred Stock	1,464,195	-	-	1,464,195
Real Estate Investment Trust	1,086,010	-	-	1,086,010
Short-Term Investments	3,832,000	-	-	3,832,000
Total	$ 23,282,261	$474,555	$ -	$ 23,756,816

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stock	$ (729,780)	$ -	$ -	$ (729,780)
Exchange Traded Funds	(2,112,007)	-	-	(2,112,007)
Total	$ (2,841,787)	$ -	$ -	$(2,841,787)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 2 or Level 3 assets during the six months ended September 30, 2014. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: PSG Investment Advisors, LLC (the “Advisor”) serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended September 30, 2014, the Advisor earned advisory fees of $143,306.  As of September 30, 2014, the Fund owed the Advisor $24,225, of which $3,928 consisted of expense recaptures as described below and $20,297 consisted of accrued but unpaid investment advisory fees.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until July 31, 2015, so that the total annual operating expenses (exclusive of any taxes, borrowing costs (such as interest and dividend expenses on securities sold short), brokerage fees and commissions, indirect expenses such as expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Advisor. As of September 30, 2014, the Advisor has recouped $3,928 in previously waived advisory fees.

As of September 30, 2014, the following is subject to repayment by the Fund to the Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2013	March 31, 2016	$4,324

TRUSTEE FEES: The Fund pays a total annual fee of $4,000 to each Trustee who is not affiliated with the Trust or Advisor.

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the six months ended September 30, 2014, the Fund incurred distribution fees of $28,661.  As of September 30, 2014, the Fund held $21,853 in distribution fees accrued that remains available for payment for authorized activities under the Plan.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended September 30, 2014		For the Year Ended March 31, 2014
	Shares	Capital	Shares	Capital
Shares sold	259,096	$ 2,896,172	550,735	$ 5,804,609
Shares redeemed	(54,554)	(606,000)	(278,226)	(2,903,078)
Net Increase	204,542	$ 2,290,172	272,509	$ 2,901,531

NOTE 6. OPTIONS

Transactions in written options during the six months ended September 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2014	171	$ 14,556
Options written	14	1,255
Options exercised	(35)	(2,384)
Options expired	(101)	(10,399)
Options terminated in closing purchase transaction	(49)	(3,028)
Options outstanding at September 30, 2014	-	$ -

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Transactions in purchased options during the six months ended September 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2014	-	$ -
Options purchased	890	144,335
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	(890)	(144,335)
Options outstanding at September 30, 2014	-	$ -

All derivatives held during the period contained equity risk exposure. The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Written	Options Written, at value	$ -

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2014, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Investment In Options	Realized Loss on Investments in Options	$(26,627)	Change in Unrealized Appreciation on Investments in Options	$ -
Options Written	Realized Gain on Options Written	$ 6,327	Change in Unrealized Appreciation on Options Written	$11,291

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of September 30, 2014, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $10,459,976 and $7,021,612, respectively. Purchases and sales of Corporate Bonds aggregated $0 and $51,639, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $163,913, respectively. Purchases and sales of securities sold short aggregated $682,589 and $1,374,339, respectively. Purchases and sales of options aggregated $144,335 and $117,708, respectively.  Purchases and sales of options written aggregated $9,484 and $1,255, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

The Fund's tax basis for capital gains and losses are determined only at the end of each fiscal year.

At September 30, 2014, the cost of investments for federal income tax purposes was $19,551,205 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 2,286,310
Unrealized depreciation	(922,486)
Net unrealized appreciation	$ 1,363,824

For the six months ended September 30, 2014, there were no distributions paid.

For the year ended March 31, 2014, there were no distributions paid.

As of March 31, 2014 the components of distributable earnings on a tax basis were as follows:

Accumulated Net Investment Income	$ 199,809
Accumulated Net Realized Gain	2,008
Net Unrealized Appreciation of Investments	1,805,022
Other Book/Tax Differences	(235,360)
Total	$ 1,771,479

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

The difference between book and tax basis unrealized appreciation is attributable primarily to the tax deferral wash sales and straddle losses.  The Fund elects to defer to its fiscal year ending March 31, 2015, $235,360 of capital losses recognized during the period from November 1, 2013 to March 31, 2014.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years (2012-2013) remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2014, National Financial Services, LLC, in omnibus accounts, in aggregate, owned approximately 99.54% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG TACTICAL GROWTH FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$993.64	$12.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.73	$12.41

* Expenses are equal to the Fund's annualized expense ratio of 2.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2014 (UNAUDITED)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Robert H. Carson** 1965	Trustee and President since December 2011, indefinite term	Managing Partner, Planning Solutions Group, LLC (9/01-present); Managing Partner, PSG Companies, LLC (11/10-present); Managing Partner, PSG Family Office, LLC (11/10-present); President and CEO, PSG Investment Advisors, LLC (12/11-present)	1	none
Jonathan V. Giordani** 1974	Trustee and Treasurer since March 2012, indefinite term	Chief Investment Officer, Planning Solutions Group, LLC (12/05-present); Chief Investment Officer, PSG Investment Advisors, LLC (12/11-present)	1	none
Lauren G. Gretchen 1973	Chief Compliance Officer and Secretary since December 2011, indefinite term	CCO, PSG, LLC (3/11-present); Chief Compliance Officer, PSG Investment Advisors, LLC (12/11-present); Licensing, Morningstar (7/10-2/11); Financial Advisor, Mass Mutual (12/07-6/10)	n/a	n/a

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Meredith M. Haussler 1964	Trustee since March 2012, indefinite term	Accountant, Haussler & Associates, LLC (1/01-present)	1	none
Paul R. Lucas 1969	Trustee Since March 2012, indefinite term	Physician – Vascular Surgeon (7/02-present)	1	none

* The term "Fund Complex" refers to the PSG Capital Management Trust.

** Mr. Carson and Mr. Giordani are each an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Fund's Advisor.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information which is available free of charge by calling the Fund at 1-855-866-9825.

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbour Court Capital,LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: November 21, 2014